SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets and liabilities of discontinued operations (Details) - USD ($)	May 27, 2025	Dec. 31, 2024
Current assets
Total current assets of discontinued operations		$ 230,113,402
Non-current assets
Total non-current assets of discontinued operations		56,357,205
Current liabilities:
Total current liabilities of discontinued operations		20,517,367
Non-current liabilities:
Total non-current liabilities of discontinued operations		6,546,889
PRC Business | Discontinued operations disposed of by sale
Current assets
Cash and cash equivalents		86,247,191
Restricted cash - current - others		1,481,477
Short-term investments		128,618,388
Accounts receivable, net		1,497,641
Finance lease receivables		2,833,899
Financing receivables		778,855
Short-term contract asset, net		4,619,614
Prepayments and other current assets, net		4,036,337
Total current assets of discontinued operations	$ 375,714,681	230,113,402
Non-current assets
Restricted cash - non-current		39,377,146
Property and equipment, net		843,464
Intangible assets		6,497,283
Long-term contract asset		2,404,483
Finance lease receivables		1,275,359
Operating lease right-of-use assets		5,403,686
Other non-current assets		555,784
Total non-current assets of discontinued operations	73,787,748	56,357,205
Total assets of discontinued operations	449,502,429	286,470,607
Current liabilities:
Short-term lease liabilities		903,762
Accrued expenses and other current liabilities		13,723,267
Deferred guarantee income		1,614,910
Contingent risk assurance liabilities		4,273,071
Income tax payable		2,357
Total current liabilities of discontinued operations	12,919,408	20,517,367
Non-current liabilities:
Deferred tax liability		1,469,199
Long-term lease liabilities		5,075,071
Other non-current liabilities		2,619
Total non-current liabilities of discontinued operations	6,261,781	6,546,889
Total liabilities of discontinued operations	$ 19,181,189	$ 27,064,256